CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Cash	Professional Services	Licensed Technology	Common Stock	Common Stock Cash	Common Stock Professional Services	Common Stock Licensed Technology	Common Stock Registered Offering [Member]	Additional Paid-in Capital	Additional Paid-in Capital Cash	Additional Paid-in Capital Professional Services	Additional Paid-in Capital Licensed Technology	Additional Paid-in Capital Registered Offering [Member]	Deficit Accumulated During the Development Stage
BEGINNING BALANCE at Nov. 06, 2002
Issuance of common stock (in shares)						6,440,123	101,220
Issuance of common stock		590,269	9,108			64	1				590,205	9,107
ENDING BALANCE at Dec. 31, 2002	599,377				65					599,312
ENDING BALANCE (in shares) at Dec. 31, 2002					6,541,343
Issuance of common stock (in shares)						37,958		203,483
Issuance of common stock		4,937		80,412				2			4,937		80,410
Net loss	(295,790)														(295,790)
ENDING BALANCE at Dec. 31, 2003	388,936				67					684,659					(295,790)
ENDING BALANCE (in shares) at Dec. 31, 2003					6,782,784
Net loss	(342,761)														(342,761)
ENDING BALANCE at Dec. 31, 2004	46,175				67					684,659					(638,551)
ENDING BALANCE (in shares) at Dec. 31, 2004					6,782,784
Issuance of common stock (in shares)						610,664
Issuance of common stock		835,868				6					835,862
Net loss	(481,837)														(481,837)
ENDING BALANCE at Dec. 31, 2005	400,206				73					1,520,521					(1,120,388)
ENDING BALANCE (in shares) at Dec. 31, 2005					7,393,448
Issuance of common stock (in shares)						2,202,179
Issuance of common stock		7,097,072				22					7,097,050
Common stock repurchased (in shares)					(43,819)
Common stock repurchased	(31,667)									(31,667)
Stock-based compensation	43,994									43,994
Net loss	(963,440)														(963,440)
ENDING BALANCE at Dec. 31, 2006	6,546,165				95					8,629,898					(2,083,828)
ENDING BALANCE (in shares) at Dec. 31, 2006					9,551,808
Issuance of common stock (in shares)						60,250
Issuance of common stock		250,000				1					249,999
Exercise of warrant to purchase common stock (in shares)					75,045
Exercise of warrant to purchase common stock	250,000				1					249,999
Stock-based compensation	570,392									570,392
Net loss	(5,090,325)														(5,090,325)
ENDING BALANCE at Dec. 31, 2007	2,526,232				97					9,700,288					(7,174,153)
ENDING BALANCE (in shares) at Dec. 31, 2007					9,687,103
Issuance of common stock (in shares)						3,132,999
Issuance of common stock		12,931,562				31					12,931,531
Stock-based compensation	477,488									477,488
Net loss	(6,090,715)														(6,090,715)
ENDING BALANCE at Dec. 31, 2008	9,844,567				128					23,109,307					(13,264,868)
ENDING BALANCE (in shares) at Dec. 31, 2008					12,820,102
Stock-based compensation	502,199									502,199
Net loss	(6,219,873)														(6,219,873)
ENDING BALANCE at Dec. 31, 2009	4,126,893				128					23,611,506					(19,484,741)
ENDING BALANCE (in shares) at Dec. 31, 2009					12,820,102
Intrinsic value of beneficial conversion feature associated convertible debt	213,792									213,792
Stock-based compensation	353,340									353,340
Net loss	(4,560,263)														(4,560,263)
ENDING BALANCE at Dec. 31, 2010	133,762				12,820,102					24,178,638					(24,045,004)
ENDING BALANCE (in shares) at Dec. 31, 2010					128
Issuance of common stock upon conversion of convertible notes (in shares)					4,181,535
Issuance of common stock upon conversion of convertible notes	3,184,707				42					3,184,665
Issuance of common stock in a business combination (in shares)					2,959,871
Issuance of common stock in a business combination	2,219,903				30					2,219,873
Cash paid in lieu of fractional shares in a business combination (in shares)					(41)
Cash paid in lieu of fractional shares in a business combination	(145)									(145)
Issuance of common stock and warrants, net of issuance costs (in shares)					16,928,204
Issuance of common stock and warrants, net of issuance costs	10,164,546				169					10,164,377
Intrinsic value of beneficial conversion feature associated convertible debt	257,973									257,973
Issuance of common stock upon cashless exercise of warrants and reclassification of derivative liability to additional paid-in-capital (in shares)					18,153
Issuance of common stock upon cashless exercise of warrants and reclassification of derivative liability to additional paid-in-capital	48,339									48,339
Stock-based compensation	907,460									907,460
Net loss	(7,435,422)														(7,435,422)
ENDING BALANCE at Dec. 31, 2011	9,481,123				369					40,961,180					(31,480,426)
ENDING BALANCE (in shares) at Dec. 31, 2011					36,907,824
Issuance of common stock (in shares)	6,846,537								5,420,800
Issuance of common stock	4,870,978								54					4,870,924
Issuance of common stock and warrants, net of issuance costs (in shares)					150,800
Issuance of common stock and warrants, net of issuance costs	150,800				1					150,799
Issuance of common stock upon cashless exercise of warrants and reclassification of derivative liability to additional paid-in-capital (in shares)					981,073
Issuance of common stock upon cashless exercise of warrants and reclassification of derivative liability to additional paid-in-capital	43,855				10					43,845
Stock-based compensation	1,159,911									1,159,911
Net loss	(6,639,926)														(6,639,926)
ENDING BALANCE at Sep. 30, 2012	$ 9,066,741				$ 434					$ 47,186,659					$ (38,120,352)
ENDING BALANCE (in shares) at Sep. 30, 2012					43,460,497